CAPITAL STRUCTURE AND FINANCIAL ITEMS - SHARE CAPITAL, DISTRIBUTION TO SHAREHOLDERS AND EARNINGS PER SHARE - Narrative (Details) - DKK DKK / shares in Units, shares in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of classes of share capital [line items]
Share capital			DKK 49,815,000,000	DKK 45,269,000,000	DKK 46,969,000,000	DKK 40,294,000,000
Interim dividend (DKK per share)	DKK 3.00	DKK 4.60	DKK 7.85	DKK 7.60
Dividend payables			DKK 19,206,000,000	DKK 19,048
Net cash distribution to shareholders in the form of dividends and share repurchases	DKK 35,700,000,000		35,689,000,000	38,887,000,000	30,101,000,000
Free cash flow	32,600,000,000		32,588,000,000	39,991,000,000	34,222,000,000
Total dividend	DKK 7,396,000,000	DKK 11,448,000,000	18,844,000,000	23,830,000,000	12,905,000,000
Share capital
Disclosure of classes of share capital [line items]
Share capital			500,000,000	510,000,000	520,000,000	530,000,000	DKK 550,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Share capital			DKK 48,977,000,000	46,111,000,000	46,816,000,000	DKK 41,277,000,000
Interim dividend (DKK per share)			DKK 4.85
Dividends proposed			DKK 11,810,000,000
Total dividend			18,844,000,000	23,830,000,000	DKK 12,905,000,000
A share capital | Share capital
Disclosure of classes of share capital [line items]
Share capital			107,000,000	107,000,000			107,000,000
B share capital | Share capital
Disclosure of classes of share capital [line items]
Share capital			DKK 393,000,000	DKK 403,000,000			DKK 443,000,000
Number of shares outstanding (in shares)			1,963
Value of shares (DKK per share)			DKK 0.20
Treasury shares
Disclosure of classes of share capital [line items]
Value of shares (DKK per share)			DKK 0.20
2015 share repurchase programme
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount			DKK 1,500,000,000.0
Share repurchase programme of Novo Nordisk B shares
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount			17,000,000,000
Share repurchase programme, outstanding at year-end			DKK 1,700,000,000.0